16. PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2017
Provision For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits
PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS

Claims of different nature are being challenged at the appropriate courts. Details of the accrued amounts and related judicial deposits are as follows:

				Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Tax	113,451	119,523	52,542	62,035
Social security	74,522	62,574	50,098	48,614
Labor	451,173	485,422	202,104	186,823
Civil	148,212	137,857	22,752	23,179
Environmental	37,733	7,716	1,826	2,220
Deposit of a guarantee			10,029	8,387
	825,091	813,092	339,351	331,258

Classification:
Current	105,958	108,607
Non- current	719,133	704,485	339,351	331,258
	825,091	813,092	339,351	331,258

The changes in the provision for tax, social security, labor, civil and environmental risks in the year ended December 31, 2017 were as follows:

					Consolidated
					Current + Non- current
Nature	12/31/2016	Additions	Accrued charges	Net utilization of reversal	12/31/2017
Tax	119,523	24,805	6,325	(37,202)	113,451
Social security	62,574	10,333	3,121	(1,506)	74,522
Labor	485,422	42,400	33,330	(109,979)	451,173
Civil	137,857	3,496	11,681	(4,822)	148,212
Environmental	7,716	33,549	221	(3,753)	37,733
	813,092	114,583	54,678	(157,262)	825,091

The provision for tax, social security, labor, civil and environmental liabilities was estimated by management and is mainly based on the legal counsel’s assessment and only proceedings for which the risk is classified as probable loss are accrued. Additionally, this provision includes tax liabilities resulting from lawsuits filed by the Company, subject to SELIC (Central Bank’s policy rate).

Tax lawsuits

The main tax lawsuits assessed by the outside legal counsel as probable losses to which CSN or its subsidiaries are parties are as follows: (i) Municipal tax assessments (ISS) incident in lease contracts; (ii) ICMS Assessment Notice for the alleged nonpayment of this tax on product imports; (iii) Tax Forfeiture to collect ICMS reported but not paid; (iv) collection of income tax and social contribution for the offset of nonexistent tax credits.

Labor lawsuits

As of December 31, 2017, the Group is a defendant in 8,778 labor lawsuits. Most of the claims relate to subsidiary and/or joint liability, salary equalization, health hazard premiums and hazardous duty premiums, overtime pay, difference in the 40% fine for the severance pay fund (FGTS) related to period prior to retirement and as a result of federal government economic plans, health care plan, indemnity claims resulting from alleged occupational diseases or on-the-job accidents, breaks between working hours, and differences in profit sharing from 1997 to 1999 and from 2000 to 2003.

During the year ended December 31, 2017 there were addition or write-off movements in labor lawsuits, due to court orders issued to terminate lawsuits and the constant revision of the Company’s accounting estimates related to the provision for contingencies that take into consideration the different nature of the claims made, as required by the Company’s accounting policies.

Civil lawsuits

Among the civil lawsuits in which the Company is a defendant are claims for compensation. Generally these lawsuits result from on-the-job accidents, occupational diseases and contractual litigation related to the industrial activities of the Group, real estate actions, healthcare plan, and reimbursement of costs incurred in labor courts.

Environmental lawsuits

The environmental administrative/judicial proceedings filed against the Company include mainly administrative proceedings for alleged environmental irregularities and the regularization of environmental permits; at the judicial level, the Company is a party to actions collecting the fines imposed for such alleged environmental irregularities and public civil actions claiming regularization coupled with compensation, in most cases claiming environmental recovery. In general these proceedings arise from alleged damages to the environment related to the Company’s industrial activities.

The environmental processes present high complexity for estimating the amount at risk, should be taken into consideration, among various aspects, procedural development, the extent of damage and the projection of repairing costs.

There are other environmental processes for which it is not yet possible to assess the risk and contingency value due to the aforementioned complexity estimation, the peculiarities of the matters involving them and also their procedural steps. The main processes of environmental nature are listed below:

·       In 2010 we signed a Term for Undertaking (Termos de Ajustamento de Conduta ), or (“TAC”) with the State of Rio de Janeiro to study and make investments to update environmental control equipment at the steel plant UPV. In the TAC it was initially estimated investments in the amount of R$216 million, increased to R$260 million after the cost of projects was determined more precisely. In 2013 we signed an addendum to the TAC in order to enlighten certain issues, as well as to include further obligations established by the State Environmental Institute (“Instituto Estadual do Ambiente” or “INEA”), which resulted in additional investments of R$165 million, already made. The TAC signed in 2010 expired in 2015 and CSN, the State of Rio de Janeiro and INEA signed a new TAC in April 2016, which determined new investments amounting to R$178.5 million to adopt measures of adequacy at UPV, the payment of environmental fines of R$16 million and the amount of R$6.1 million as a compensatory measure to be applied in environmental programs in Volta Redonda. UPV was authorized to fully operate during the period this new TAC is in force by the protocol nº IN034283 (“Autorização Ambiental de Funcionamento” or “AAF”).

Within the context of the TAC signed in April 2016, upon the expiration of the environmental authorization, a renewal of the authorization was issued in December 2017 by the Deliberation CECA/CFL nº 6.141 under nº IN042958, allowing the full operation of UPV for 180 days which will expire on June 20, 2018. During this period we will continue seeking a final consensual solution to the environmental issues of UPV under discussion with the environmental institutions of the State of Rio de Janeiro.

·       In July 2012, the Public Ministry of the State of Rio de Janeiro initiated a public civil action against us to require us to (i) remove wastings left in industrial landfill areas in the city of Volta Redonda and (ii) transfer 750 residences of the Volta Grande IV condominium, also in the city of Volta Redonda. These requirements were denied by the Court, which determined the presentation of a schedule to investigate the area and, if necessary, to remediate the potential issues raised by the Public Ministry. The aforementioned schedule was presented and all the surveys performed during the investigation including the risk assessment and intervention plan were concluded at the end of April 2014. Also, we were notified as to indemnification actions initiated by owners of the residential condominium mentioned above to be reimbursed for material and moral damages.

·       In August 2013, the Public Federal Ministry initiated a similar action as the one described above. Up to date we discuss the proper forum to judge both public civil actions.

·       With regards to other supposedly contaminated areas in Volta Redonda, the Public Ministry initiated three public civil actions claiming for environmental remediation and indemnification related to certain áreas denominated Marcia I, II, III and IV, Wandir I and II and Reciclam. These claims are at initial stage and we are currently performing environmental studies that will determine the extent of possible environmental damages related to soil contamination, as well as the action plan to fulfill with the legislation in force. As soon as the studies are concluded, they will be presented and added to the pleadings.

·       In 2015, the Public Federal Ministry initiated a public civil action against us claiming for the adequacy and regularization for the emission of particles from the UPV and the stoppage of its operations. In accordance with CONAMA Resolution  n.º 436/2011, we have to adjust the emission of particles to match to the current legal standards required by December 2018. We are fully compliant with the environmental rules in force.

·       In 2016, we were notified as to a new public civil action jointly initiated by the Public Federal Ministry and the Public Ministry of the State of Rio de Janeiro in relation to a supposedly irregular waste deposit in the landfill area named "Aterro Panco". The claims are for the recovery of degraded areas, compensation for damages to fauna and flora and to human health, as well as indemnification for material and moral damages caused to the environment. Due to the nature of this action and to the current stage of the pleading, this action is still considered as inestimable.

·       In 2004, the Public Federal Ministry initiated a public civil action against us for a supposedly environmental contamination and pollution of the Paraíba do Sul river caused by our industrial activities of UPV. The Court of the State of Rio de Janeiro maintained the condemnation previously given and reinforced the obligation of the Company to compensate eventual environmental damages. We appealed to the Superior Court of Justice which accepted the appeal and determined the pleading to return to the previous stage and nullified all the decisions previously given. A technical survey was also determined to be performed in the area.

·       A civil investigation is ongoing to assess (i) the environmental requisites to our project in the city of Arcos (cement plant); (ii) monitoring and mitigation of the environmental impacts of our productive activities; (iii) conformity of the conditions our our environmental licenses, including the creation of a museum in Corumbá ecological station and the establishment of a Private Reserve of the Natural Heritage; and (iv) measures for preservation of the cultural heritage and adoption of compensatory measures. In February 2011 a Term of Undertaking was signed (“TAC”) to assure the fulfillment of the obligations raised by the Public Ministry. The Ministerial Board has issued a clearance certificate to the major part of the TAC, except for three pending items that still remain open.

·       In 2009 and 2010, we signed Judicial Agreements (“TAJ”) with the Public Federal Ministry to recover environmental liabilities caused by our coal mining activities in the Southeast of Santa Catarina until the 90’s. The environmental liabilities reached by the TAJ include the restoration of certain degraded areas. We are currently under negotiation of a new execution schedule.

·       In relation to the mining activities matters, due to the accident involving a Brazilian mining company in November 2015, the State of Minas Gerais initiated several civil investigations based on the inventory of tailing dams of the State released in 2014. Those procedures seek to find structures not assured by external auditors due to technical unstability or the technical stability was not assured due to the lack of documentation or technical data.

·       In March 2016 we were notified of a public civil action initiated against the State of Minas Gerais and the State Environmental Foundation (“FEAM”) questioning the stability of the structure of our tailing dam known as “BAIA 4” – a small structure built within the industrial area and used to collect particles generated during the process of ore filtration. That pleading was filed before the defense takes place due to out-of-date information. CSN was able to prove that BAIA 4 structure was steady which led to the filing of the action. In August 2016, we were notified of a new public civil action questioning the stability of the structure of our tailing dam known as “Dique do Engenho” (Engenho dam). We presented the documentation to the State authorities to prove the stability and safety of the Engenho dam “Dique do Engenho”. We expect this action to be also filed shortly.

·         Other administrative and judicial proceedings

The table below shows a summary of the carrying amounts of the main legal matters with possible risk of loss on December 31, 2017and 2016.

		Consolidated
	12/31/2017	12/31/2016
Income tax / Social contribution - Assessment Notice and imposition of fine (AIIM) - Capital gain for an alleged sale of the shares of its subsidiary NAMISA (1) .	11,073,961	8,415,142
Income tax / Social contribution - Assessment Notice and imposition of fine (AIIM) - Disallowance of deductions of goodwill generated in the reverse incorporation of Big Jump by Namisa	2,623,179	2,457,855
Assessment Notice and Imposition of fine (AIIM) - Income tax/ Social contribution - gloss of interest on prepayment arising from supply contracts of iron ore and port services	2,500,606	2,327,499
Notices of violation and imposition of fine - Income taxes and social contribution due to profits from foreign subsidiaries (years 2008,2010 and 2011)	1,858,640	1,644,898
Tax foreclosures - ICMS - Electricity credits	920,306	838,192
Installments MP 470 - alleged insufficiency of tax losses	704,739	652,553
Offset of taxes that were not approved by the Federal Revenue Service - IRPJ/CSLL, PIS/COFINS e IPI	1,685,648	1,505,079
Disallowance of the ICMS credits - Transfer of iron ore	499,006	570,997
ICMS - Refers to the transfer of imported raw material at an amount lower than the price disclosed in the import documentation	275,233	279,511
Disallowance of the tax losses arising on adjustments to the SAPLI	491,862	455,214
Assessment Notice - ICMS - shipping and return merchandise for Industrialization	816,199	749,492
Assessment Notice- Income tax- Capital Gain of CFM vendors located outside	203,185	185,249
CFEM - Divergence on the understanding between CSN and DNPM on the calculation basis	290,249	348,512
Other tax (federal, state, and municipal) lawsuits	3,065,131	2,727,258
Assessment Notice - ICMS - Questions about sales to incentive zone	170,330
Social security lawsuits	278,600	263,951
Law suit applied by Brazilian antitrust authorities (CADE)	98,189	96,316
Other civil lawsuits	1,111,944	814,440
Labor and social security lawsuits	1,569,712	1,138,155
Environmental lawsuits - ACP TAC/PAC - Compliance with environmental obligations (2) .	216,878	203,486
Tax foreclosures - Fine of Volta Grande IV (3)	67,620	58,045
Others Enviromental lawsuits	117,858	113,741
	30,639,075	25,845,585

 1.    In February 2017, we were notified of the judgment of the Amendment of Judgment filed due the CARF’s decision on case, in which the Federal Revenue Service of Brazil challenges the capital gain on the alleged sale of 40% of NAMISA (currently CSN Mineração S.A.). The CARF, in short, agreed with the infringement notice. The Company, however, is taking of the lawfulness of the operation and, therefore, is evaluating the appropriate legal and procedural measures to reverse the decision. Currently we have been discussing the subject in several processes and there is a fiscal execution by which a portion of our assets, such as buildings, equipment, land, vehicles and fixtures and furniture, has been given as a guarantee. This processual scenario does not change our assessment and, accordingly, we maintain that contingency as possible.

2.      In 1995, the Municipality of Volta Redonda filed a civil action requesting compliance with the requirements of the Environmental Compensation Program (PAC) agreed between the municipality and CSN. In May 2008, despite the fact that CSN had demonstrated its compliance with the TAC / 1995, involving an approximate amount of R$ 16 million, the Municipality of Volta Redonda disagreed and requested payment of the obligations considered by the Municipality as outstanding. After the initial discussions, the Municipality of Volta Redonda filed a petition to execute the allegedly unfulfilled items, in the original amount of R$ 172 million, which was duly contested by the Company. The First Instance Judge appointed a team of experts to determine the outstanding obligations and the respective value involved. Currently, the process is suspended, at the request of both parties, with a view to negotiations for a possible agreement.

3.      On April 8, 2013, INEA imposed on CSN a fine of R$ 35 million in respect of the aspects involving the Volta Grande IV condominium, determining that the actions already considered and discussed in the civil suit filed in July 2012. In connection with the application of this fine, an annulment action was distributed, in January 2014, to the 10th Civil Court of the State of Rio de Janeiro, seeking the annulment of the fine and its effects. In parallel, INEA filed a tax enforcement action in order to enforce the amount of the fine imposed. The aforementioned Tax Enforcement action was distributed in May 2014 to the 4th Volta Redonda Active Debt Registry in the State of Rio de Janeiro. Currently, said enforcement action is suspended until the judgment of the annulment action, in order to avoid conflicting decisions.

The assessments made by the legal counsel define these administrative and judicial proceedings as entailing risk of possible loss and, therefore, no provision was recorded in conformity with Management’s judgment and accounting practices adopted in Brazil.